Investment in joint venture - Disclosure of Assets and liabilities of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 56,111	$ 53,521	$ 62,151
Receivables	54	55
Prepaid expenses and deposits	756	766
Total current assets	58,605	61,668
Non-current assets	121,289	74,528
Total assets	179,894	136,196
Current liabilities [abstract]
Accounts payable and accrued liabilities	4,330	2,536
Lease liability	110	107
Current liabilities	5,804	2,643
Non-current liabilities [abstract]
Lease liability	204	312
Long-term incentive plan liability	195	478
Non-current liabilities	399	790
Total liabilities	6,203	3,433
Equity	173,691	132,763	198,883
Total liabilities and equity	179,894	136,196
Asanko Gold Mine (AGM) [Member]
Current assets
Cash and cash equivalents	91,271	49,211	$ 64,254
Receivables	2,771	14,285
Inventories	54,003	75,696
Prepaid expenses and deposits	2,907	2,944
VAT receivable	6,235	6,296
Total current assets	157,187	148,432
Non-current assets	180,640	145,888
Total assets	337,827	294,320
Current liabilities [abstract]
Accounts payable and accrued liabilities	30,811	57,948
Lease liability	778	10,025
Current liabilities	31,589	67,973
Non-current liabilities [abstract]
Lease liability	113	467
Long-term incentive plan liability	0	98
Asset retirement provisions	58,148	81,028
Non-current liabilities	58,261	81,593
Total liabilities	89,850	149,566
Equity	247,977	144,754
Total liabilities and equity	$ 337,827	$ 294,320